UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5574

                            Safeco Taxable Bond Trust
               (Exact name of registrant as specified in charter)

                       4854 154th Pl NE, Redmond, WA 98052
               (Address of principal executive offices) (Zip code)

                                 Roger F. Harbin
                       4854 154th Pl NE, Redmond, WA 98052
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 425-376-8055

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. Schedule of Investments.

As of September 30, 2004
Safeco High-Yield Bond Fund
(Unaudited)


                                                                                                                       VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                             (000's)
---------------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS - 93.3%

Advertising - 0.9%

                  $300,000   Advanstar, Inc.    15.00% beg. 10/15/05    Step Bond due 10/15/11                              $255
                   100,000   Penton Media, Inc.    11.875%, due 10/01/07                                                      98

Agricultural Products - 1.8%

                   250,000   Hines Nurseries, Inc.    10.25%, due 10/01/11                                                   265
                   400,000   Seminis, Inc.    10.25%, due 10/01/13                                                           446

Auto Parts & Equipment - 2.6%

                   450,000   Accuride Corp.    9.25%, due 2/01/08                                                            460
                   400,000   Collins & Aikman Corp.    10.75%, due 12/31/11                                                  400
                   162,000   HLI Operating Co., Inc.    10.50%, due 6/15/10                                                  176

Building Products - 1.3%

                   500,000 # Building Materials Corp. of    America (144A)    7.75%, due 8/01/14                             495
                             (acquired 7/21/04)(cost $500,000)

Communication Equipment - 0.7%

                   250,000   General Cable Corp.    9.50%, due 11/15/10                                                      277

Construction & Engineering - 0.5%

                   162,000   URS Corp.    11.50%, due 9/15/09                                                                186

Construction & Farm Machinery & Heavy Trucks - 0.7%

                   250,000   NMHG Holding Co.    10.00%, due 5/15/09                                                         275

Construction Materials - 2.2%

                   350,000 # Case New Holland, Inc.  (144A)    9.25%, due 8/01/11    (acquired 6/25/04)    (cost $371,000)   392
                   400,000   Texas Industries, Inc.    10.25%, due 6/15/11                                                   460

Consumer Finance - 0.9%

                   350,000 # BCP Caylux Holdings    Luxembourg SCA (144A)    9.625%, due 6/15/14                             378
                             (acquired 6/03/04)(cost $358,438)

Distributors - 2.0%

                   400,000   Adesa, Inc.    7.625%, due 6/15/12                                                              412
                   375,000   Wesco Distribution, Inc.    9.125%, due 6/01/08                                                 387

Diversified Chemicals - 1.3%

                   400,000   Rhodia SA    8.875%, due 6/01/11                                                                348
                   150,000   Terra Capital, Inc.    11.50%, due 6/01/10                                                      169

Diversified Commercial Services - 2.2%

                   250,000   Jacuzzi Brands, Inc.    9.625%, due 7/01/10                                                     276
                   250,000   Mobile Mini, Inc.    9.50%, due 7/01/13                                                         277
                   300,000   Quintiles Transnational Corp.    10.00%, due 10/01/13                                           318

Diversified Metals & Mining - 3.7%

                 1,500,000   Freeport-McMoRan Copper &    Gold, Inc.    6.875%, due 2/01/14                                1,447

Electric Utilities - 6.6%

                 1,025,000 # Allegheny Energy Supply Co.,    LLC  (144A)    8.25%, due 4/15/12                             1,133
                            (acquired 9/10/04) (cost $1,124,438)
                   750,000   Allegheny Energy Supply Co.,    LLC    7.80%, due 3/15/11                                       812
                   300,000   Centerpoint Energy, Inc.    3.75%, due 5/15/23                                                  329
                   300,000   Reliant Resources, Inc.    9.50%, due 7/15/13                                                   326

Electronic Equipment Manufacturers - 0.3%

                   100,000 # Graftech International, Ltd.    (144A)    1.625%, due 1/15/24(acquired 1/22/04)(cost $110,000)  108

Environmental Services - 0.7%

                   250,000   Casella Waste Systems, Inc.    9.75%, due 2/01/13                                               272

Fertilizers & Agricultural Chemicals - 0.7%

                   250,000   United Industries Corp.    9.875%, due 4/01/09                                                  261

Gas Utilities - 1.1%

                   200,000 # Dynegy Holdings, Inc.    (144A)    9.875%, due 7/15/10 (acquired 10/09/03) (cost $215,500)      226
                   168,000   GulfTerra Energy Partners, LP    10.625%, due 12/01/12                                          211

Health Care Distributors - 2.9%

                   400,000 # IASIS Healthcare, LLC  (144A)    8.75%, due 6/15/14    (acquired 6/10/04)    (cost $400,000)    419
                   250,000 # Medical Device Manufacturing,    Inc. (144A)    10.00%, due 7/15/12                             265
                             (acquired 6/23/04)(cost $250,000)
                   500,000   Rural/Metro Corp.    7.875%, due 3/15/08                                                        470

Health Care Equipment - 0.6%

                   226,254   Dade Behring Holdings, Inc.    11.91%, due 10/03/10                                             257

Health Care Facilities - 2.8%

                   400,000   Healthsouth Corp.    8.50%, due 2/01/08                                                         406
                   250,000   Psychiatric Solutions, Inc.    10.625%, due 6/15/13                                             282
                   400,000 # Tenet Healthcare Corp. (144A)    9.875%, due 7/01/14    (acquired 6/15/04)    (cost $390,696)   418

Homebuilding - 1.0%

                   350,000   D.R. Horton, Inc.    8.50%, due 4/15/12                                                         395

Household Products - 0.5%

                   250,000   Johnsondiversey, Inc.    10.67% beg. 5/15/07    Step Bond due 5/15/13                           206

Industrial Machinery - 0.7%

                   250,000   National Waterworks, Inc.    10.50%, due 12/01/12                                               284

Integrated Telecommunications Services - 2.4%

                   250,000   FairPoint Communications, Inc.    11.875%, due 3/01/10                                          285
                   250,000   FairPoint Communications, Inc.    12.50%, due 5/01/10                                           267
                   110,854   MCI, Inc.    5.908%, due 5/01/07                                                                110
                       854   MCI, Inc.    6.688%, due 5/01/09                                                                  1
                        18   MCI, Inc.    7.735%, due 5/01/14                                                                  0
                   250,000 # Qwest Corp.  (144A)    9.125%, due 3/15/12    (acquired 8/28/03)    (cost $271,250)             275

Leisure Products - 0.6%

                   250,000 # Warner Music Group (144A)    7.375%, due 4/15/14    (acquired 4/01/04)    (cost $250,000)       259

Metal & Glass Containers - 5.1%

                   100,000   BWAY Corp.    10.00%, due 10/15/10                                                              110
                   400,000   Constar International, Inc.    11.00%, due 12/01/12                                             378
                 1,000,000   Crown Cork & Seal Co., Inc.    7.375%, due 12/15/26                                             890
                   250,000   Crown Holdings, Inc.    10.875%, due 3/01/13                                                    291
                   250,000 # Intertape Polymer Group, Inc.    (144A)    8.50%, due 8/01/14 (acquired 7/14/04)(cost $250,000) 253
                   100,000   Pliant Corp.    11.125%, due 9/01/09                                                            104

Movies & Entertainment - 0.3%

                   190,000   Muzak Holdings Finance Corp.    13.00% beg. 3/15/04    Step Bond due 3/15/10                    140

Multi-Utilities & Unregulated Power - 6.2%

                 1,000,000 # CMS Energy Corp. (144A)    7.75%, due 8/01/10    (acquired 8/26/04)    (cost $1,060,000)      1,058
                   750,000   CMS Energy Corp.    8.50%, due 4/15/11                                                          818
                   500,000 # Cogentrix Energy, Inc. (144A)    8.75%, due 10/15/08    (acquired 7/23/04)    (cost $508,839)   585

Oil & Gas Drilling - 0.6%

                   250,000   Grey Wolf, Inc.    3.75%, due 5/07/23                                                           254

Oil & Gas Equipment & Services - 0.6%

                   250,000 # Gulfmark Offshore, Inc. (144A)    7.75%, due 7/15/14    (acquired 7/14/04)    (cost $248,938)   253

Oil & Gas Refining, Marketing & Transportation - 1.5%

                   350,000   CITGO Petroleum Corp.    11.375%, due 2/01/11                                                   412
                   200,000 # Frontier Oil Corp.  (144A)    6.625%, due 10/01/11    (acquired 9/21/04)    (cost $200,000)     203

Paper Packaging - 2.0%

                   500,000   Graham Packaging Co., Inc.    10.75% beg. 1/15/03    Step Bond due 1/15/09                      520
                   250,000   Norske Skog Canada, Ltd.    7.375%, due 3/01/14                                                 261

Paper Products - 7.3%

                   400,000   Abitibi-Consolidated, Inc.    5.38%, due 6/15/11                                                404
                 1,300,000   Bowater, Inc.    6.50%, due 6/15/13                                                           1,261
                   350,000 # Newark Group, Inc. (144A)    9.75%, due 3/15/14    (acquired 7/01/04)    (cost $342,125)        361
                   600,000   Solo Cup Co.    8.50%, due 2/15/14                                                              591
                   250,000 # Stone Container Finance Co. of    Canada (144A)    7.375%, due 7/15/14                           262
                             (acquired 7/15/04) (cost $250,000)

Personal Products - 0.7%

                   250,000   Herbalife International, Inc.    11.75%, due 7/15/10                                            286

Pharmaceuticals - 1.9%

                   750,000   Valeant Pharmaceuticals, Inc.    7.00%, due 12/15/11                                            759

Property & Casualty Insurance - 0.7%

                   250,000   Crum & Forster Holdings Corp.    10.375%, due 6/15/13                                           267

Real Estate Management & Development - 4.6%

                   500,000   Forest City Enterprises, Inc.    7.625%, due 6/01/15                                            525
                 1,200,000   LNR Property Corp.    7.625%, due 7/15/13                                                     1,314

Restaurants - 1.5%

                   194,000   Carrols Corp.    9.50%, due 12/01/08                                                            199
                   400,000   Vicorp Restaurants, Inc.    10.50%, due 4/15/11                                                 398

Semiconductor Equipment - 5.0%

                   750,000   Cymer, Inc.    3.50%, due 2/15/09                                                               742
                 1,000,000   FEI Co.    5.50%, due 8/15/08                                                                 1,010
                   250,000 # Freescale Semiconductor, Inc.(144A)4.38%, due 7/15/09 (acquired 7/16/04)(cost $250,000)         256

Semiconductors - 2.3%

                 1,000,000   LSI Logic Corp.    4.00%, due 5/15/10                                                           894

Specialized Finance - 0.4%
                   150,000   UCAR Finance, Inc.    10.25%, due 2/15/12                                                       172

Specialty Chemicals - 3.9%

                   250,000   HMP Equity Holdings Corp.    0.00%, due 5/15/08                                                 158
                   100,000   Huntsman International, LLC    11.625%, due 10/15/10                                            116
                 1,400,000   Millennium America, Inc.    7.625%, due 11/15/26                                              1,288

Specialty Stores - 1.7%

                    81,000   Big 5 Corp.    10.875%, due 11/15/07                                                             83
                   250,000   United Auto Group, Inc.    9.625%, due 3/15/12                                                  276
                   350,000   United Rentals North America,    Inc.    7.75%, due 11/15/13                                    328

Steel - 1.7%

                   400,000   AK Steel Corp.    7.875%, due 2/15/09                                                           397
                   250,000   Shaw Group, Inc.    10.75%, due 3/15/10                                                         263

Tires & Rubber - 2.4%

                 1,000,000   Goodyear Tire & Rubber Co.    7.857%, due 8/15/11                                               943

Trucking - 0.7%

                   250,000   Laidlaw International, Inc.    10.75%, due 6/15/11                                              285

Wireless Telecommunication Services - 0.5%

                   177,000   Nextel Communications, Inc.    7.375%, due 8/01/15                                              190

                                                                                                                    -------------
TOTAL CORPORATE BONDS   (cost  $35,416)                                                                                   37,032
                                                                                                                    -------------


PREFERRED STOCKS - 2.3%

Auto Parts & Equipment - 0.6%

                     3,000   Cummins Capital Trust 7.00%    Callable 6/15/06 @ $51.75                                        244

Electric Utilities - 1.2%

                       431   TNP Enterprises, Inc. 14.50%    Payment in Kind to 4/01/05    Callable 4/01/05 @ $1,100.00      487

Metal & Glass Containers - 0.5%

                     7,500   Smurfit-Stone Container    Corp. 7.00%    Callable 10/28/04 @ $25.00                            187

                                                                                                                    -------------
TOTAL PREFERRED STOCKS   (cost  $710)                                                                                        918
                                                                                                                    -------------


COMMON STOCKS - 0.8%

Packaged Foods & Meats - 0.8%

                       241 * Crunch Equity Voting  Trust (Illiquid) +                                                        325
                                                                                                                    -------------
TOTAL COMMON STOCKS   (cost  $338)                                                                                           325
                                                                                                                    -------------

WARRANTS - 0.1%

Specialty Chemicals - 0.1%

                       250 * Huntsman Co., LLC  (Exp. 5/15/11)+                                                               57
                                                                                                                    -------------
TOTAL WARRANTS   (cost  $36)                                                                                                  57
                                                                                                                    -------------

CASH EQUIVALENTS - 28.0%

                 1,045,496   AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)    1,046
                10,050,270   State Street Navigator    Securities Lending Prime    Portfolio **                           10,050

                                                                                                                    -------------
TOTAL CASH EQUIVALENTS   (cost  $11,096)                                                                                  11,096
                                                                                                                    -------------

TOTAL INVESTMENTS   (cost  $47,596)  -  124.5%                                                                            49,428

           Other Assets, less Liabilities                                                                                 (9,745)

                                                                                                                    -------------
NET ASSETS                                                                                                               $39,683
                                                                                                                    =============


* Non-income producing security.

** Represents invested collateral received related to $9,867,438 in securities on loan under securities lending agreements.

+ Securities are valued at fair value as determined under the supervision of the Board of Trustees.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer" as permitted under Rule 144A of the Securities Act of 1933. The total cost of such securities is $7,352,000 and the total value is $7,599,000 or 19.1% of net assets.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information
As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $47,636. Net unrealized appreciation approximated $1,792, of which $2,066 is related to appreciated investment securities and $274 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco Intermediate-Term U.S. Government Fund
(Unaudited)

           PRINCIPAL AMOUNT                                                                                            VALUE
               (000's)                                                                                                (000's)
---------------------------------------------------------------------------------------------------------------------------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%

U.S. Government Agency Obligations - 8.7%

                    $2,407   Freddie Mac    3.50%, due 8/01/33                                                            $2,421
                     2,590   Freddie Mac    3.50%, due 9/15/10                                                             2,597

                                                                                                                    -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   (cost  $5,089)                                                                 5,018
                                                                                                                    -------------

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES - 34.9%

Federal Home Loan Mortgage Corporation (FHLMC) - 6.7%

                        91   5.50%, due 8/01/17                                                                               94
                       966   5.50%, due 9/01/17                                                                              999
                       272   6.00%, due 4/01/14                                                                              286
                     1,711   6.00%, due 9/01/32                                                                            1,769
                       343   6.50%, due 4/01/29                                                                              360
                       297   8.00%, due 9/01/25                                                                              325

Federal National Mortgage Association (FNMA) - 21.2%

                     1,168   5.00%, due 5/01/34                                                                            1,157
                     3,630   5.00%, due 9/01/33                                                                            3,601
                     1,218   5.50%, due 11/01/33                                                                           1,237
                     2,763   5.50%, due 3/01/33                                                                            2,805
                       257   6.00%, due 4/01/32                                                                              266
                       282   6.00%, due 8/01/32                                                                              292
                     1,667   6.50%, due 10/01/28                                                                           1,753
                        80   7.00%, due 10/01/29                                                                              85
                       445   7.00%, due 4/01/29                                                                              472
                       149   7.00%, due 5/01/29                                                                              159
                       129   8.00%, due 7/01/27                                                                              142
                       139   9.00%, due 11/01/22                                                                             156

Government National Mortgage Association (GNMA) - 7.0%

                     1,385   6.00%, due 11/20/31                                                                           1,437
                       228   6.50%, due 1/20/24                                                                              242
                       207   7.00%, due 1/15/30                                                                              221
                       306   7.00%, due 4/15/28                                                                              327
                       236   7.00%, due 7/20/31                                                                              251
                       500   7.50%, due 10/15/27                                                                             539
                       333   8.00%, due 12/15/29                                                                             364
                       117   8.00%, due 3/20/30                                                                              127
                       478   8.25%, due 5/15/20                                                                              527

                                                                                                                    -------------
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES   (cost  $19,663)                                               19,993
                                                                                                                    -------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 54.8%

U.S. Government Agency Obligations - 6.6%

                     1,400   Federal Home Loan Bank    (Unsecured Bond)    5.25%, due 6/18/14                              1,467
                     1,000   Freddie Mac (Unsecured Note)    2.125%, due 11/15/05                                            997
                     1,350   Freddie Mac (Unsecured Note)    4.375%, due 2/04/10                                           1,351

U.S. Treasury Notes - 48.2%

                     1,500   1.125%, due 6/30/05                                                                           1,490
                     1,500   1.625%, due 4/30/05                                                                           1,497
                     3,100   10.00%, due 5/15/10                                                                           3,249
                     3,500   3.50%, due 11/15/06                                                                           3,561
                     3,000   4.00%, due 11/15/12                                                                           3,015
                     1,300   4.75%, due 11/15/08                                                                           1,378
                     1,750   5.50%, due 2/15/08                                                                            1,890
                     2,000   5.50%, due 8/15/28                                                                            2,150
                     3,300   5.75%, due 11/15/05                                                                           3,427
                       250   6.125%, due 8/15/29                                                                             291
                       800   6.25%, due 8/15/23                                                                              934
                       250   6.50%, due 11/15/26                                                                             302
                     1,300   6.50%, due 2/15/10                                                                            1,492
                       500   8.75%, due 5/15/20                                                                              724
                     1,795   U.S. Treasury Inflation Index    Note    3.50%, due 1/15/11                                   2,211
                                                                                                                    -------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS   (cost  $31,378)                                                              31,426
                                                                                                                    -------------
CASH EQUIVALENTS - 1.0%

Investment Companies

                       558   AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)      558

                                                                                                                    -------------
TOTAL CASH EQUIVALENTS   (cost  $558)                                                                                        558
                                                                                                                    -------------


TOTAL INVESTMENTS   (cost  $56,688)  -  99.4%                                                                             56,995


           Other Assets, less Liabilities                                                                                    339
                                                                                                                    -------------

NET ASSETS                                                                                                            $   57,334
                                                                                                                    =============



Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $57,202. Net unrealized depreciation approximated $207, of which $822 is related to appreciated investment securities and $1,029 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.





ITEM 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.


(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-3) is attached as Exhibit 99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   Safeco Taxable Bond Trust

                                   /s/    Roger F. Harbin
                                -----------------------------------------------
                                          Roger F. Harbin
                                          President


Date:  November 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Safeco Taxable Bond Trust

                                   /s/    David N. Evans
                                -----------------------------------------------
                                          David N. Evans
                                          Treasurer

Date:  November 10, 2004